                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

------------------------------
NYSE Ticker Symbol - VKQ
------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     8.67%
-----------------------------------------------------------------------
One-year total return(1)                                     16.04%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      6.28%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       6.08%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  7.05%
-----------------------------------------------------------------------
Commencement date                                          09/27/91
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.22%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 10.13%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                           1.250%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                           1.060%
-----------------------------------------------------------------------
Preferred share (Series C) rate(4)                           1.049%
-----------------------------------------------------------------------
Preferred share (Series D) rate(4)                           1.200%
-----------------------------------------------------------------------
Net asset value                                              $16.50
-----------------------------------------------------------------------
Closing common share market price                            $15.05
-----------------------------------------------------------------------
Six-month high common share market price (04/30/03)          $15.05
-----------------------------------------------------------------------
Six-month low common share market price (11/26/02)           $13.84
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 38.6% combined federal and state tax bracket effective for calendar year 2003, which takes into consideration the deductibility of individual state taxes paid.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  64.6%
AA/Aa.............................  13.2%
A/A...............................   8.2%
BBB/Baa...........................   6.1%
BB/Ba.............................   1.6%
B/B...............................   0.1%
Non-Rated.........................   6.2%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
General Purpose...................  16.7%
Public Education..................  11.2%
Health Care.......................  10.5%
Transportation....................   9.7%
Higher Education..................   7.9%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $16.6800                           $16.5000
6/93                                                                     $16.8600                           $16.2500
                                                                         $17.2600                           $16.6250
                                                                         $17.2700                           $16.5000
                                                                         $15.5300                           $14.8750
6/94                                                                     $15.3900                           $15.1250
                                                                         $15.1300                           $14.3750
                                                                         $14.4800                           $13.0000
                                                                         $15.7200                           $14.8750
6/95                                                                     $15.5000                           $14.3750
                                                                         $15.7600                           $14.0000
                                                                         $16.5600                           $14.1250
                                                                         $15.9900                           $14.1250
6/96                                                                     $15.8000                           $14.0000
                                                                         $16.0200                           $14.5000
                                                                         $16.2700                           $13.8750
                                                                         $15.9600                           $14.1250
6/97                                                                     $16.3900                           $15.0625
                                                                         $16.7700                           $15.6875
                                                                         $17.0900                           $16.1875
                                                                         $17.0900                           $15.8120
6/98                                                                     $17.0400                           $16.1250
                                                                         $17.5100                           $17.0000
                                                                         $16.8200                           $16.9375
                                                                         $16.5500                           $16.3125
6/99                                                                     $15.7100                           $15.1875
                                                                         $15.0300                           $13.9375
                                                                         $14.3900                           $12.7500
                                                                         $14.6400                           $12.8750
6/00                                                                     $14.5800                           $13.3750
                                                                         $14.8200                           $12.8750
                                                                         $15.4700                           $13.0625
                                                                         $15.6000                           $13.7800
6/01                                                                     $15.4600                           $13.6100
                                                                         $15.8500                           $13.7500
                                                                         $15.4000                           $13.4200
                                                                         $15.2600                           $13.5900
6/02                                                                     $15.8500                           $14.7300
                                                                         $16.7600                           $15.2900
                                                                         $16.3700                           $14.4500
                                                                         $16.3500                           $14.6600
4/03                                                                     $16.5000                           $15.0500

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF THE VAN KAMPEN MUNICIPAL TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. TOM BYRON, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 2000 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1981. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors wary of volatility in the equity market and in the geopolitical arena flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement feature made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter, with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion, where performance was largely driven by buying activity among institutional investors drawn to the bonds' attractive total return potential.

    The trust's monthly dividend of $0.0780 per share translated to a distribution rate of 6.22 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 10.13 percent on a taxable investment (for an investor in the 38.60 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ended April 30, 2003, the trust produced a total return of 8.67 percent based on common share market price. By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 3.59 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   While interest rates fell somewhat
during the period, they remained largely confined to a relatively tight trading range at historically low levels. As a result, there were fewer compelling opportunities for reinvesting the proceeds of sales from the portfolio than we've seen in some time. This kept the portfolio's turnover relatively low as we attempted to protect the trust's dividend by limiting the likelihood of having to reinvest in lower-yielding securities.

    Overall, our focus over the period was on positioning the portfolio to perform well in the event of rising interest rates, while also maintaining an attractive yield. One of our primary methods for doing this was to purchase premium bonds with maturities of between 15 and 20 years and a shorter call date. The yield of these bonds is competitive, yet their interest rate volatility is more closely related to the 10-year call feature. Our quantitative analysis showed that this segment of the yield curve offered the optimal combination of total return potential and downside protection.

    Our approach also continued to emphasize active trading of highly liquid bonds to capture shifts in relative value between various sectors and state markets. For example, California was a major issuer of debt during the period, and issued so much that prices for the state's debt temporarily dropped due to the influx of supply. We took advantage of this issuance by purchasing several well-structured deals for the portfolio. We anticipate that these bonds will return to fair value, and when they do we may consider selling them.

    The portfolio also enjoyed the fruits of a long-running strategy during the period. Several years ago, we purchased some securities that were at the time deeply discounted, with coupons well below the market rate. They were so out of favor that we were able to purchase them at extremely attractive prices. As interest rates have fallen over the intervening years, however, the bonds have come closer and closer to being current coupons. Their falling yields gave the portfolio a substantial boost in terms of price performance, and once the bonds met their performance objectives we sold them into strong retail demand. We reinvested the proceeds into premium intermediate and other securities with better total return prospects.

    The troubled economy led us to trim some of the portfolio's holdings, and to avoid some sectors altogether. In the course of their credit monitoring, our analysts came to the conclusion that one particular health care holding was likely to experience credit--and thus price--performance difficulties. We sold the position in order to protect shareholders from any deterioration in the issuer's financial health. We also eliminated the trust's exposure to the troubled airline sector.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities was a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           MUNICIPAL BONDS  148.2%
           ALABAMA  4.0%
$ 1,790    Alabama St Univ Rev Gen Tuition & Fee Ser B
           (MBIA Insd)................................. 5.250%   03/01/28  $  1,884,440
  1,000    Birmingham Baptist Med Ctr AL Baptist Hlth
           Sys Ser A................................... 5.875    11/15/24     1,055,630
  7,950    Jefferson Cnty, AL Swr Rev Cap Impt Wt Ser A
           (FGIC Insd) (a)............................. 5.000    02/01/41     8,036,496
  8,000    Jefferson Cnty, AL Swr Rev Cap Impt Wt Ser B
           (FGIC Insd) (a)............................. 5.125    02/01/42     8,184,000
  2,000    Jefferson Cnty, AL Wts Ser A (AMBAC Insd)... 5.000    04/01/09     2,235,320
  2,435    Marshall Cnty, AL Hlthcare Ser C............ 6.000    01/01/32     2,561,523
                                                                           ------------
                                                                             23,957,409
                                                                           ------------
           ALASKA  0.2%
  1,000    Alaska St Intl Arpt Rev Ser B (AMBAC
           Insd)....................................... 5.750    10/01/17     1,136,610
                                                                           ------------

           ARIZONA  2.7%
  1,425    Arizona Cap Fac Fin Corp Student Hsg Rev AZ
           St Univ Proj................................ 6.250    09/01/32     1,505,313
  1,000    Arizona Hlth Fac Auth Hosp John C Lincoln
           Hlth Network................................ 6.375    12/01/37     1,036,540
  1,750    Arizona Sch Fac Brd Ctf Part Ser A (MBIA
           Insd)....................................... 5.250    09/01/17     1,931,597
  4,250    Arizona St Trans Brd Hwy Rev Sub Ser A
           Rfdg........................................ 4.750    07/01/11     4,478,097
  2,500    Maricopa Cnty, AZ Indl Dev Auth Ed Rev AZ
           Charter Sch Proj 1 Ser A.................... 6.750    07/01/29     2,479,975
  4,375    Salt River Proj AZ Agric Impt Salt River
           Proj Ser A Rfdg............................. 5.250    01/01/06     4,791,194
                                                                           ------------
                                                                             16,222,716
                                                                           ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           ARKANSAS  0.3%
$ 1,565    Fort Smith, AR Wtr & Swr Rev Ser C (FSA
           Insd)....................................... 5.000%   10/01/21  $  1,650,918
                                                                           ------------

           CALIFORNIA  9.3%
  4,000    Anaheim, CA Pub Fin Auth Lease Rev Cap
           Apprec Sub Pub Impts Proj C (FSA Insd)......   *      09/01/20     1,709,280
  2,500    Anaheim, CA Un High Sch Dist Ser A (FSA
           Insd)....................................... 5.000    08/01/25     2,586,875
  5,010    California Ed Fac Auth Rev Cap Apprec Loyola
           Marymount Univ (Prerefunded @ 10/01/09)
           (MBIA Insd).................................   *      10/01/21     1,966,375
    350    California Hlth Fac Fin Auth Rev Casa De Las
           Ser A (MBIA Insd)........................... 5.250    08/01/17       379,260
  1,250    California St Dept Wtr Res Pwr Ser A........ 6.000    05/01/15     1,442,612
  4,000    California St Dept Wtr Res Pwr Ser A (AMBAC
           Insd)....................................... 5.375    05/01/18     4,422,800
  1,000    California St Pub Wks Brd UCLA Replacement
           Hosp Ser A (FSA Insd)....................... 5.375    10/01/20     1,091,000
  5,000    California St Univ Rev Systemwide Ser A
           (AMBAC Insd)................................ 5.000    11/01/23     5,228,950
  2,650    California Statewide Cmnty Dev Auth Ctf Part
           (b)......................................... 7.250    11/01/29     2,760,717
  5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
           Rev (Escrowed to Maturity) (MBIA Insd)......   *      09/01/17     2,517,600
  1,000    Davis, CA Pub Fac Fin Auth Mace Ranch Area
           Ser A....................................... 6.600    09/01/25     1,056,560
  1,650    Del Mar, CA Race Track Auth Rev Rfdg........ 6.000    08/15/06     1,733,308
 18,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Cap Apprec Rfdg (MBIA Insd).................   *      01/15/25     5,303,880
 27,810    Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Cap Apprec Rfdg.............................   *      01/15/33     4,829,206
  6,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
           Cap Apprec Sr Lien Ser A (Escrowed to
           Maturity)...................................   *      01/01/18     3,121,260
  2,240    Huntington Park, CA Redev Agy Rev Tax Alloc
           Santa Fe Redev Rfdg......................... 6.200    10/01/27     2,343,533
  2,000    Los Angeles, CA Uni Sch Dist Ser A (MBIA
           Insd)....................................... 5.375    07/01/18     2,235,780

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           CALIFORNIA (CONTINUED)
$ 4,400    Los Angeles, CA Uni Sch Dist Ser A (MBIA
           Insd)....................................... 5.250%   07/01/19  $  4,822,840
  5,585    Sacramento, CA City Fin Auth Rev Comb Proj B
           (MBIA Insd).................................   *      11/01/14     3,394,842
  1,375    San Bernadino, CA Jt Pwr Fin Auth Alloc Rev
           Central City Merged Proj A Rfdg (AMBAC
           Insd)....................................... 5.750    07/01/20     1,629,114
  1,000    Stockton, CA Cmnty Fac Dist Spl Tax No 1-A
           Mello Roos-Weston Ranch Ser A (a)........... 5.800    09/01/14     1,061,610
                                                                           ------------
                                                                             55,637,402
                                                                           ------------
           COLORADO  2.0%
  1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
           Initiatives Ser A........................... 5.500    03/01/32     1,029,890
  1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
           Adventist Hlth.............................. 6.500    11/15/31     1,226,779
  2,200    La Plata Cnty, CO Sch Dist 9-R Durango (MBIA
           Insd)....................................... 5.250    11/01/21     2,358,972
  6,365    Platte Riv Pwr Auth CO Pwr Rev Ser EE....... 5.375    06/01/16     7,095,320
                                                                           ------------
                                                                             11,710,961
                                                                           ------------
           CONNECTICUT  5.5%
  7,140    Connecticut St Hlth & Ed Fac Auth Rev
           Nursing Home Proj AHF/Hartford (Prerefunded
           @ 11/01/04)................................. 7.125    11/01/24     7,908,407
  2,840    Connecticut St Spl Oblig Pkg Rev Bradley
           Intl Arpt Ser A (ACA Insd).................. 6.600    07/01/24     3,074,442
  3,450    Connecticut St Spl Tax Oblig Ser B
           (Prerefunded @ 10/01/04) (FGIC Insd)........ 6.200    10/01/13     3,728,760
  6,500    Mashantucket Western Pequot Tribe CT Spl Rev
           Ser B, 144A-Private Placement (c)........... 5.750    09/01/18     6,750,770
  3,500    Mashantucket Western Pequot Tribe CT Spl Rev
           Ser B, 144A-Private Placement (c)........... 5.750    09/01/27     3,575,985
  3,540    Mashantucket Western Pequot Tribe CT Spl Rev
           Ser A, 144A-Private Placement (c)........... 6.400    09/01/11     3,823,837
  3,460    Mashantucket Western Pequot Tribe CT Spl Rev
           Ser A, 144A-Private Placement (Prerefunded @
           09/01/07) (c)............................... 6.400    09/01/11     4,038,650
                                                                           ------------
                                                                             32,900,851
                                                                           ------------
           DELAWARE  0.3%
  1,505    Delaware St Hsg Auth Rev Sr Home Mtg Ser B
           SubSer B2................................... 7.200    12/01/21     1,522,458
                                                                           ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           DISTRICT OF COLUMBIA  1.0%
$ 1,000    District of Columbia Hosp Rev Medlantic
           Hlthcare Group A Rfdg (Escrowed to Maturity)
           (MBIA Insd) (a)............................. 5.875%   08/15/19  $  1,124,150
  5,000    Metropolitan Washington DC Arpt Auth Sys Ser
           A (FGIC Insd)............................... 5.125    10/01/26     5,070,650
                                                                           ------------
                                                                              6,194,800
                                                                           ------------
           FLORIDA  9.6%
  3,380    Brevard Cnty, FL Hlth Fac Hlth First Inc
           Proj (MBIA Insd)............................ 5.125    04/01/31     3,497,252
  2,550    Broward Cnty, FL Wtr & Swr Util Rfdg (MBIA
           Insd)....................................... 5.000    10/01/20     2,715,087
  3,750    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd)....................................... 5.950    07/01/20     4,110,525
  1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
           Insd)....................................... 5.750    07/01/11     1,160,710
  3,000    Florida St Dept Environmental Protection
           Preservation Rev Ser A (FGIC Insd).......... 5.750    07/01/10     3,505,320
  1,895    Gulf Breeze, FL Rev Loc Govt (Variable Rate
           Coupon) (FGIC Insd)......................... 5.625    12/01/20     2,113,096
  1,255    Gulf Breeze, FL Rev Venice Loc Govt (FGIC
           Insd) (d)................................... 5.050    12/01/20     1,370,334
  2,310    Hillsborough Cnty, FL Indl Dev Auth Andl Dev
           Rev Hlth Fac Proj Univ Cmnty Hosp Ser A..... 5.500    08/15/14     2,357,725
  1,000    Hillsborough Cnty, FL Indl Dev Auth Indl Dev
           Rev Univ Cmnty Hosp (MBIA Insd)............. 5.750    08/15/14     1,044,730
  1,000    Hillsborough Cnty, FL Util Jr Lien Rfdg
           (AMBAC Insd)................................ 5.000    08/01/06     1,104,140
  1,000    Jea, FL Elec Sys Rev Ser 3 Ser A............ 5.500    10/01/41     1,075,010
  1,000    Lake Cnty, FL Sch Brd Ctf Part (AMBAC
           Insd)....................................... 5.375    07/01/15     1,126,290
    615    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
           Sys......................................... 5.500    11/15/32       625,566
  1,515    Miami Beach, FL Stormwtr Rev (FGIC Insd).... 5.250    09/01/25     1,601,249
  1,855    Miami Dade Cnty, FL Hlth Fac Miami Childrens
           Hosp Ser A Rfdg (AMBAC Insd)................ 5.000    08/15/20     1,957,118
  2,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl
           Arpt (FGIC Insd)............................ 5.375    10/01/25     2,079,180
  2,700    Miami-Dade Cnty, FL Aviation Rev Miami Intl
           Arpt (FGIC Insd)............................ 5.375    10/01/32     2,784,834
  1,000    Miami-Dade Cnty, FL Aviation Ser A (FSA
           Insd)....................................... 5.000    10/01/33     1,004,810

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           FLORIDA (CONTINUED)
$ 5,000    Miami-Dade Cnty, FL Aviation Ser A (FSA
           Insd)....................................... 5.125%   10/01/35  $  5,050,800
  3,750    Orange Cnty, FL Sch Brd Ctf Part Ser A
           (AMBAC Insd)................................ 5.250    08/01/14     4,239,450
  4,320    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
           Insd)....................................... 5.625    10/01/14     4,942,339
  4,300    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
           Insd)....................................... 5.500    10/01/31     4,670,445
  2,140    Reedy Creek, FL Impt Dist FL Ser A Rfdg
           (AMBAC Insd)................................ 5.500    06/01/12     2,440,863
  1,060    Tallahassee, FL Lease Rev FL St Univ Proj
           Ser A (MBIA Insd)........................... 5.500    08/01/18     1,182,366
                                                                           ------------
                                                                             57,759,239
                                                                           ------------
           GEORGIA  3.4%
  2,645    Georgia St Ser D............................ 6.000    10/01/05     2,933,755
  3,500    Georgia St Ser D............................ 6.000    10/01/06     3,999,730
  2,400    Municipal Elec Auth GA Combustion Turbine
           Proj Ser A (MBIA Insd)...................... 5.250    11/01/14     2,685,144
  8,030    Municipal Elec Auth GA Combustion Turbine
           Proj Ser A (MBIA Insd)...................... 5.250    11/01/18     8,754,065
  2,000    Royston, GA Hosp Auth Hosp Ctf Rev Ty Cobb
           Hlthcare Sys Inc Rfdg....................... 6.500    07/01/27     1,948,940
                                                                           ------------
                                                                             20,321,634
                                                                           ------------
           HAWAII  0.4%
  1,465    Honolulu, HI City & Cnty Ser D (FGIC
           Insd)....................................... 4.700    02/01/08     1,583,123
  1,375    Honolulu, HI City & Cnty Wastewtr Sys Rev
           Cap Apprec (FGIC Insd)......................   *      07/01/12       949,850
                                                                           ------------
                                                                              2,532,973
                                                                           ------------
           ILLINOIS  14.3%
  3,400    Carol Stream, IL First Mtg Rev Windsor Pk
           Mnr Proj.................................... 7.000    12/01/13     3,543,140
  1,500    Champaign Cnty, IL Cmnty Unit Sch Dist No
           116 Urbana Ser C (Prerefunded @ 01/01/10)
           (FGIC Insd).................................   *      01/01/16       844,515
  1,300    Champaign Cnty, IL Cmnty Unit Sch Dist No
           116 Urbana Ser C (Prerefunded @ 01/01/10)
           (FGIC Insd).................................   *      01/01/18       647,764
  1,285    Chicago, IL Brd Ed (FGIC Insd).............. 6.000    12/01/12     1,516,120
  1,400    Chicago, IL Brd Ed Ser A (MBIA Insd)........ 5.500    12/01/28     1,498,434

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           ILLINOIS (CONTINUED)
$ 4,000    Chicago, IL Neighborhoods Alive 21 Pgm Ser A
           (FGIC Insd)................................. 5.750%   01/01/40  $  4,455,840
  5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser A Rfdg (MBIA Insd)........... 5.375    01/01/32     5,138,750
  1,015    Chicago, IL O'Hare Intl Arpt Rev Second Lien
           Passenger Fac Ser B (AMBAC Insd)............ 5.500    01/01/16     1,133,187
  1,980    Chicago, IL Pk Dist Ser C (FGIC Insd)....... 5.500    01/01/19     2,168,516
  2,565    Chicago, IL Proj Ser C Rfdg (FGIC Insd)..... 5.750    01/01/12     2,943,620
  1,000    Cook Cnty, IL Cmnty Cons Sch Dist No 64 Park
           Ridge (FSA Insd)............................ 5.500    12/01/14     1,162,690
  1,000    Cook Cnty, IL Ser A (FGIC Insd)............. 5.500    11/15/31     1,064,400
  7,765    Du Page Cnty, IL Forest Preserve Dist.......   *      11/01/17     3,952,929
  5,000    Du Page Cnty, IL Trans Rev (FSA Insd)....... 5.750    01/01/15     5,703,450
  4,000    Hodgkins, IL Tax Increment Ser A Rfdg....... 7.625    12/01/13     4,274,040
  2,860    Illinois Dev Fin Auth Rev Adventist Hlth Ser
           A (MBIA Insd) (d)........................... 5.500    11/15/05     3,113,139
  2,725    Illinois Dev Fin Auth Rev Cmnty Rehab
           Providers Fac Ser A......................... 7.375    07/01/25     2,918,965
  2,705    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Aurora East Sch (MBIA Insd).................   *      12/01/15     1,569,901
  1,565    Illinois Edl Fac Auth Rev DePaul Univ (AMBAC
           Insd)....................................... 5.625    10/01/15     1,782,911
  1,740    Illinois Edl Fac Auth Rev Lewis Univ........ 5.900    10/01/14     1,765,613
  1,645    Illinois Hlth Fac Auth Rev Evangelical Hosp
           Ser C Rfdg (FSA Insd)....................... 6.750    04/15/12     1,681,437
  2,500    Illinois St First Ser (MBIA Insd)........... 5.500    12/01/09     2,893,425
  1,500    Illinois St First Ser (FGIC Insd)........... 5.375    11/01/14     1,679,310
  3,000    Illinois St First Ser (FSA Insd)............ 5.250    12/01/21     3,215,760
  3,440    Kendall Kane & Will Cntys, IL Cmnty Sch Dist
           No 308 Ser B (FGIC Insd).................... 5.250    10/01/19     3,728,238
    870    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev Cap Apprec (Escrowed to Maturity)
           (FGIC Insd).................................   *      06/15/14       546,699
  3,460    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev Cap Apprec (Unrefunded Balance)
           (FGIC Insd).................................   *      06/15/14     2,143,678
  2,675    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev McCormick Pl Expansion Ser A
           (MBIA Insd)................................. 5.250    06/15/42     2,797,140
  1,510    Roselle, IL Multi-Family Hsg Rev Waterbury
           Apts Ser A Rfdg (GNMA Collateralized)....... 7.000    01/01/25     1,583,356

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           ILLINOIS (CONTINUED)
$ 3,230    Saint Clair Cnty, IL Cap Impt Rev McKendree
           College Proj Rfdg........................... 6.000%   02/01/24  $  3,238,753
  3,060    Will Cnty, IL Cmnty Sch Dist No 161 Summit
           Hill Cap Apprec (FGIC Insd).................   *      01/01/12     2,156,015
  3,505    Will Cnty, IL Cmnty Sch Dist No 161 Summit
           Hill Cap Apprec (FGIC Insd).................   *      01/01/14     2,212,216
  2,010    Will Cnty, IL Cmnty Sch Dist No 161 Summit
           Hill Cap Apprec (FGIC Insd).................   *      01/01/16     1,128,293
  1,415    Will Cnty, IL Cmnty Sch Dist No 161 Summit
           Hill Cap Apprec (FGIC Insd).................   *      01/01/19       659,673
  9,660    Will Cnty, IL Fst Presv Dist Ser B (FGIC
           Insd).......................................   *      12/01/16     5,200,654
                                                                           ------------
                                                                             86,062,571
                                                                           ------------
           INDIANA  1.3%
  1,000    Allen Cnty, IN Juvenile Justice Ctr First
           Mtg (AMBAC Insd)............................ 5.500    01/01/18     1,115,620
  1,000    Clark Pleasant, IN Cmnty Sch First Mtg
           (AMBAC Insd)................................ 5.500    07/15/13     1,134,020
  1,580    Indiana Trans Fin Auth Toll Rd Lease Rev
           Rfdg (AMBAC Insd)........................... 5.375    07/01/09     1,778,353
  1,500    Petersburg, IN Pollutn Ctl Rev, IN Pwr & Lt
           (d)......................................... 5.950    12/01/29     1,373,220
  2,500    Vigo Cnty, IN Sch Bldg Corp First Mtg Impt &
           Rfdg (FSA Insd)............................. 5.250    07/10/24     2,632,775
                                                                           ------------
                                                                              8,033,988
                                                                           ------------
           KANSAS  1.1%
  3,000    Sedgwick Cnty, KS Uni Sch Dist No 259
           Wichita (MBIA Insd)......................... 6.000    09/01/09     3,542,610
  1,395    Wichita, KS Pub Bldg Comm Rev Wichita St
           Univ Proj Ser L Rfdg (AMBAC Insd)........... 5.000    02/01/15     1,520,201
  1,465    Wichita, KS Pub Bldg Comm Rev Wichita St
           Univ Proj Ser L Rfdg (AMBAC Insd)........... 5.000    02/01/16     1,585,130
                                                                           ------------
                                                                              6,647,941
                                                                           ------------
           KENTUCKY  2.7%
  2,000    Ashland, KY Solid Waste Rev Ashland Oil Inc
           Proj........................................ 7.200    10/01/20     2,012,520
  4,000    Elsmere, KY Indl Dev Rev Courtaulds Pkg Inc
           Proj Rfdg (Prerefunded @ 04/01/05).......... 6.750    04/01/10     4,469,040
  1,500    Kentucky St Ppty & Bldgs Comm Proj No 69 Ser
           A Rfdg (FSA Insd)........................... 5.500    08/01/11     1,725,285

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           KENTUCKY (CONTINUED)
$ 3,500    Kentucky St Tpk Auth Econ Dev Revitalization
           Proj Rfdg (FSA Insd)........................ 5.500%   07/01/07  $  3,965,850
  1,000    Kentucky St Tpk Auth Econ Dev Revitalization
           Proj Rfdg (FSA Insd)........................ 5.625    07/01/14     1,129,240
  2,350    Louisville & Jefferson, KY Swr Ser A (MBIA
           Insd)....................................... 5.500    05/15/15     2,669,882
                                                                           ------------
                                                                             15,971,817
                                                                           ------------
           LOUISIANA  2.2%
  1,675    Louisiana Loc Govt Envir Facs Pkg Facs Corp
           Garage Proj Ser A (AMBAC Insd).............. 5.200    10/01/19     1,789,386
  3,000    Louisiana St Ser A (FGIC Insd).............. 5.500    11/15/07     3,429,120
  8,380    Louisiana St Univ & Agriculture & Mechanical
           College Univ Rev Master Lease (b)........... 5.750    10/30/18     8,166,538
                                                                           ------------
                                                                             13,385,044
                                                                           ------------
           MAINE  0.2%
  1,000    Maine Vets Homes, ME Rev (Prerefunded @
           10/01/05)................................... 7.750    10/01/20     1,158,730
                                                                           ------------

           MARYLAND  1.6%
  2,300    Baltimore, MD Cap Apprec Cons Pub Ser A Impt
           & Rfdg (FGIC Insd)..........................   *      10/15/06     2,064,204
  1,675    Baltimore, MD Cap Apprec Ser A (Prerefunded
           @ 10/15/05) (FGIC Insd).....................   *      10/15/07     1,434,838
  1,845    Baltimore, MD Cap Apprec Ser A (Unrefunded
           Balance) (FGIC Insd)........................   *      10/15/07     1,545,686
  1,700    Maryland St Trans Auth Arpt Baltimore/
           Washington Intl Arpt B (AMBAC Insd)......... 5.125    03/01/24     1,742,534
  2,365    Northeast, MD Waste Disp Auth Rfdg (AMBAC
           Insd)....................................... 5.500    04/01/16     2,601,145
                                                                           ------------
                                                                              9,388,407
                                                                           ------------
           MASSACHUSETTS  3.1%
  1,775    Massachusetts Muni Whsl Elec Co Nuclear Proj
           5 (MBIA Insd)............................... 5.250    07/01/13     1,976,995
  1,745    Massachusetts St Cons Ln Ser B (Prerefunded
           @ 05/01/09)................................. 5.250    05/01/13     1,998,548
  5,000    Massachusetts St Cons Ln Ser E (FSA Insd)... 5.250    01/01/20     5,403,050
    850    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)................ 6.100    09/01/18       915,603
  1,000    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd)................ 6.250    09/01/28     1,060,130

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           MASSACHUSETTS (CONTINUED)
$ 1,500    Massachusetts St Fed Hwy Grant Antic Nt Ser
           A........................................... 5.750%   06/15/15  $  1,721,175
  3,700    Massachusetts St Hlth & Ed Fac Auth Rev
           (MBIA Insd)................................. 5.000    07/01/13     3,886,998
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Partn Hlthcare Sys Ser C.................... 5.750    07/01/32     1,057,180
    825    Massachusetts St Hlth & Ed Fac Auth Rev
           Winchester Hosp Ser D Rfdg (Connie Lee
           Insd)....................................... 5.750    07/01/14       872,800
                                                                           ------------
                                                                             18,892,479
                                                                           ------------
           MICHIGAN  3.7%
  3,675    Detroit, MI Loc Dev Fin Auth Tax Increment
           Sr Ser B (b)................................ 6.700    05/01/21     3,760,591
    920    Detroit, MI Loc Dev Fin Auth Tax Increment
           SubSer C (b)................................ 6.850    05/01/21       943,488
  2,930    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C
           Rfdg (MBIA Insd)............................ 5.250    07/01/18     3,214,122
  1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev
           Hillsdale Cmnty Hlth Ctr.................... 5.750    05/15/18     1,124,292
  2,000    Michigan Muni Bd Auth Rev Clean Wtr Rev Fd.. 5.250    10/01/18     2,197,020
    500    Michigan St Hosp Fin Auth Rev Hosp Genesys
           Regl Med Ser A Rfdg (Escrowed to
           Maturity)................................... 5.375    10/01/13       564,090
  3,180    Michigan St Hsg Dev Rental Hsg Rev Ser A
           (MBIA Insd)................................. 5.300    10/01/37     3,247,034
  1,500    Michigan St Strategic Fd Detroit Edison Co
           Proj C Rfdg (XLCA Insd)..................... 5.450    12/15/32     1,558,875
  1,150    Michigan St Strategic Fd Detroit Edison
           Pollutn Ctl Ser B Rfdg...................... 5.650    09/01/29     1,174,644
  1,750    Michigan St Strategic Fd Ltd Oblig Rev WMX
           Technologies Inc Proj....................... 6.000    12/01/13     1,778,297
  2,500    Michigan St Trunk Line Ser A................ 5.500    11/01/15     2,818,925
                                                                           ------------
                                                                             22,381,378
                                                                           ------------
           MISSISSIPPI  0.6%
  2,500    Mississippi Bus Fin Corp MS Pollutn Ctl Rev
           Sys Energy Res Inc Proj..................... 5.875    04/01/22     2,468,950
    975    Mississippi Home Corp Single Family Rev Mtg
           Ser F (GNMA Collateralized)................. 7.550    12/01/27     1,025,056
                                                                           ------------
                                                                              3,494,006
                                                                           ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           MISSOURI  2.9%
$ 1,400    Ellisville, MO Indl Dev Auth Rev Gambrill
           Gardens Proj Rfdg & Impt.................... 6.100%   06/01/20  $  1,261,302
  1,000    Ellisville, MO Indl Dev Auth Rev Gambrill
           Gardens Proj Rfdg & Impt.................... 6.200    06/01/29       869,330
  1,250    Fulton 54 Trans Corp Hwt Rev MO (AMBAC
           Insd)....................................... 4.600    09/01/04     1,306,112
  1,740    Good Shepherd Nursing Home Dist MO Nursing
           Home Fac Rev (Prerefunded @ 08/15/05)....... 7.625    08/15/15     1,997,990
  1,000    Kearney, MO (AMBAC Insd).................... 5.500    03/01/16     1,116,020
  1,415    Missouri St Hlth & Ed Fac Rev Univ MO
           Columbia Arena Proj......................... 5.000    11/01/18     1,508,263
  3,085    Missouri St Hwy & Trans Commn Rd Rev Ser A.. 5.250    02/01/07     3,436,289
  1,000    Missouri St Hwy & Trans Ser A............... 5.125    02/01/17     1,085,950
  2,810    Perry Cnty, MO Nursing Home Rev Rfdg........ 5.900    03/01/28     2,339,297
  2,505    St Louis, MO Arpt Rev Cap Impt Prog Ser A
           (MBIA Insd)................................. 5.375    07/01/20     2,719,979
                                                                           ------------
                                                                             17,640,532
                                                                           ------------
           NEVADA  1.1%
  2,500    Clark Cnty, NV Sch Dist Bldg Ser C (MBIA
           Insd)....................................... 5.000    06/15/12     2,781,575
  2,500    Reno, NV Cap Impt Rev (FGIC Insd)........... 5.125    06/01/26     2,586,525
  1,500    Reno, NV Sr Lien Retrac Reno Trans Proj
           (AMBAC Insd)................................ 5.125    06/01/37     1,536,390
                                                                           ------------
                                                                              6,904,490
                                                                           ------------
           NEW HAMPSHIRE  1.3%
  4,800    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Daniel Webster College Issue................ 6.300    07/01/29     4,599,840
  2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Riverwoods at Exeter Ser A.................. 6.500    03/01/23     2,002,660
  1,000    New Hampshire Hlth & Ed Fac Auth Rev
           Derryfield Sch.............................. 6.750    07/01/20     1,024,220
                                                                           ------------
                                                                              7,626,720
                                                                           ------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           NEW JERSEY  9.0%
$ 4,000    Camden Cnty, NJ Impt Auth Lease Rev Kaighn
           PT Marine Term Ser A (Asset Gty Insd) (e)
           (f)......................................... 8.000%   06/01/27  $    876,000
  1,000    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
           (FGIC Insd).................................   *      03/01/04       989,590
  1,460    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
           (FGIC Insd).................................   *      03/01/05     1,419,938
  1,465    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
           (FGIC Insd).................................   *      03/01/06     1,388,190
  1,615    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
           (FGIC Insd).................................   *      03/01/07     1,475,157
  1,555    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
           (FGIC Insd).................................   *      03/01/08     1,358,370
  2,500    New Jersey Econ Dev Auth Sch Facs Constr Ser
           C (MBIA Insd)............................... 5.000    06/15/16     2,714,325
 25,000    New Jersey Econ Dev Auth St Contract Econ
           Recovery (MBIA Insd) (a) (d)................ 5.900    03/15/21    29,796,250
  2,825    New Jersey St Ed Fac Auth Higher Ed Cap Impt
           Ser A (AMBAC Insd).......................... 5.250    09/01/19     3,078,176
  3,500    New Jersey St Tpk Auth Tpk Rev Ser C (FSA
           Insd)....................................... 6.500    01/01/16     4,323,795
  3,500    New Jersey St Trans Corp Ctfs Fed Trans
           Admin Grant Ser A (AMBAC Insd).............. 5.500    09/15/13     4,047,715
  1,000    New Jersey St Transn Corp Capital Grant
           Antic Nt Ser B (AMBAC Insd)................. 5.500    02/01/08     1,133,850
  1,000    New Jersey St Transn Tr Fd Auth Trans Sys
           Ser A....................................... 5.750    06/15/18     1,187,680
                                                                           ------------
                                                                             53,789,036
                                                                           ------------
           NEW YORK  13.3%
  1,870    Long Island Pwr Auth, NY Elec Cap Apprec
           (FSA Insd)..................................   *      06/01/18       969,090
  3,000    Metropolitan Trans Auth NY Ser A Rfdg (FGIC
           Insd)....................................... 5.250    11/15/31     3,157,470
  2,500    Nassau Cnty, NY Impt Ser F.................. 7.000    03/01/04     2,609,400
  2,500    Nassau Cnty, NY Interim Fin Auth Sales Tax
           Secured Ser A............................... 5.750    11/15/13     2,820,175
  1,000    Nassau Cnty, NY Ser A Rfdg (FGIC Insd)...... 6.000    07/01/10     1,177,360
  5,000    New York City Adj SubSer A-1................ 5.750    08/01/12     5,119,150
  3,500    New York City Hlth & Hosp Hlth Sys Ser A
           (AMBAC Insd)................................ 5.000    02/15/11     3,843,385
  7,000    New York City Ser A (a)..................... 6.250    08/01/08     7,913,360
  2,000    New York City Ser H (FGIC Insd)............. 6.000    08/01/12     2,354,600

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           NEW YORK (CONTINUED)
$ 1,000    New York City Ser H......................... 5.750%   03/15/13  $  1,092,790
    760    New York City Trans Future Tax Secd Ser C... 4.750    05/01/23       765,176
  2,000    New York City Transitional Future Tax Secd
           Ser C Rfdg (AMBAC Insd)..................... 5.250    08/01/22     2,136,560
  1,545    New York St Dorm Auth Lease Teachers College
           (FSA Insd).................................. 5.250    08/15/15     1,701,230
  6,800    New York St Dorm Auth Rev City Univ Sys Cons
           Ser A (a)................................... 5.625    07/01/16     7,880,656
  3,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
           Ser D (MBIA Insd)........................... 5.500    10/01/17     3,379,050
  4,200    New York St Dorm Auth Rev Secd Hosp N
           General Hosp Rfdg........................... 5.750    02/15/19     4,648,602
  1,250    New York St Dorm Auth Revs Cons City Univ
           Sys A (FSA Insd)............................ 5.750    07/01/13     1,467,200
  2,070    New York St Med Care Fac Fin Agy Rev Mental
           Hlth Svcs Ser F Rfdg (MBIA Insd)............ 5.375    02/15/14     2,170,354
  4,000    New York St Twy Auth Svc Cntrct Loc Hwy
           Brdg........................................ 5.250    04/01/16     4,363,320
  3,000    Onondaga Cnty, NY Indl Dev Agy Swr Fac Rev
           Bristol-Meyers Squibb Co Proj............... 5.750    03/01/24     3,413,250
  5,189    Plainedge, NY Union Free Sch Dist (b)....... 6.000    06/01/12     5,546,955
  6,000    Triborough Brdg & Tunl Auth NY Gen Ser B
           Rfdg........................................ 5.000    11/15/21     6,280,320
  2,000    Triborough Brdg & Tunl Auth NY Ser E Rfdg
           (MBIA Insd)................................. 5.000    11/15/32     2,052,640
  3,000    Triborough Brdg & Tunl Auth Gen Purp Ser A.. 5.000    01/01/27     3,062,220
                                                                           ------------
                                                                             79,924,313
                                                                           ------------
           NORTH CAROLINA  5.1%
  2,000    Johnston Cnty, NC (FGIC Insd)............... 5.900    03/01/19     2,324,620
  7,015    North Carolina Eastern Muni Pwr Agy Pwr Sys
           Rev Ser A Rfdg (MBIA Insd) (a).............. 5.500    01/01/05     7,484,795
  2,200    North Carolina Eastern Muni Pwr Agy Pwr Sys
           Rev Ser C (ACA Insd)........................ 5.000    01/01/21     2,199,978
  8,300    North Carolina Muni Pwr Agy No 1 Catawba
           Elec Rev Rfdg (MBIA Insd) (a)............... 6.000    01/01/12     9,802,217

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           NORTH CAROLINA (CONTINUED)
$ 6,605    North Carolina Muni Pwr Agy Ser A (MBIA
           Insd)....................................... 5.250%   01/01/20  $  7,099,450
  1,315    University, NC Wilmington Rev (AMBAC Insd).. 5.250    01/01/19     1,432,995
                                                                           ------------
                                                                             30,344,055
                                                                           ------------
           OHIO  6.4%
  3,950    Cincinnati, OH City Sch Dist Sch Impt (FSA
           Insd)....................................... 5.250    06/01/18     4,341,445
  2,800    Cleveland-Cuyahoga Cnty, OH Dev Port Auth
           Rev Cleveland Bond Fd Ser B (g)............. 5.375    05/15/18     2,650,648
  1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj........................................ 7.500    01/01/30     1,109,430
  2,170    Franklin Cnty, OH Convention Fac Auth Tax &
           Lease Rev Antic Bds Rfdg (AMBAC Insd)....... 5.250    12/01/13     2,446,219
  2,350    Franklin Cnty, OH Convention Fac Auth Tax &
           Lease Rev Antic Bds Rfdg (AMBAC Insd)....... 5.250    12/01/17     2,586,833
  1,200    Franklin Cnty, OH Convention Fac Auth Tax &
           Lease Rev Antic Bds Rfdg (AMBAC Insd)....... 5.250    12/01/18     1,312,920
  4,800    Franklin Cnty, OH Hosp Rev Holy Cross Hlth
           Sys Ser B Rfdg (MBIA Insd) (a).............. 5.250    06/01/10     5,090,976
  2,000    Lebanon, OH City Sch Dist (FSA Insd)........ 5.500    12/01/16     2,252,500
  1,000    Lorain Cnty, OH Hosp Rev Catholic
           Hlthcare.................................... 5.375    10/01/30     1,018,450
  2,000    Lorain, OH City Sch Dist Classroom Fac Impt
           (MBIA Insd)................................. 5.250    12/01/20     2,178,500
  1,000    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
           Group Ser A................................. 6.000    11/15/32     1,038,350
  1,580    Montgomery Cnty, OH Hosp Rev Grandview Hosp
           & Med Cent Rfdg (Escrowed to Maturity)...... 5.375    12/01/05     1,731,380
  2,270    Montgomery Cnty, OH Hosp Rev Kettering Med
           Cent Impt & Rfdg (MBIA Insd)................ 6.250    04/01/20     2,778,049
  1,000    Ohio St Air Quality Dev Auth Rev JMG Funding
           Ltd Part Proj Rfdg (AMBAC Insd)............. 6.375    04/01/29     1,078,720
  2,500    Ohio St Bldg Auth St Fac Adult Correction
           Ser A Rfdg (FSA Insd)....................... 5.500    10/01/12     2,848,125
  1,000    Ohio St Higher Ed Cap Fac Ser II A.......... 5.250    12/01/05     1,094,710
  2,950    Parma, OH Hosp Impt Rev Parma Cmnty Gen Hosp
           Assoc Rfdg.................................. 5.375    11/01/29     2,965,370
                                                                           ------------
                                                                             38,522,625
                                                                           ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           OKLAHOMA  1.3%
$   995    Cleveland Cnty, OK Home Ln Auth Rfdg........ 8.000%   08/01/12  $    999,279
  1,240    Kay Cnty, OK Home Fin Auth Rev Single Family
           Mtg Ser A Rfdg (Escrowed to Maturity) (AMBAC
           Insd)....................................... 7.000    11/01/11     1,562,524
  2,635    Oklahoma Hsg Fin Agy Single Family Rev Mtg
           Class B (GNMA Collateralized)............... 7.997    08/01/18     2,905,114
  2,305    Oklahoma St Cap Impt Auth St (MBIA Insd).... 5.000    06/01/06     2,535,062
                                                                           ------------
                                                                              8,001,979
                                                                           ------------
           OREGON  2.1%
  4,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
           Insd)....................................... 5.250    07/01/22     4,276,560
  1,500    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd)....................................... 5.250    11/01/17     1,642,365
  1,250    Portland, OR Cmnty College Dist Ser B....... 5.250    06/01/12     1,405,388
  1,500    Washington Multnomah & Yamhill Cntys, OR Sch
           Dist No 11 (MBIA Insd)...................... 5.000    06/01/13     1,645,815
  3,195    Yamhill Cnty, OR Sch Dist No 029J Newberg
           (MBIA Insd)................................. 5.250    06/15/18     3,496,384
                                                                           ------------
                                                                             12,466,512
                                                                           ------------
           PENNSYLVANIA  5.7%
  2,500    Allegheny Cnty, PA San Auth Swr (MBIA
           Insd)....................................... 5.500    12/01/30     2,716,875
  3,850    Greater Latrobe, PA Sch Auth (FGIC Insd).... 5.250    04/01/16     4,248,937
    135    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg................ 4.800    12/15/03       135,244
    210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg................ 5.000    12/15/05       209,402
    275    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg................ 5.100    12/15/06       273,262
    295    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg................ 5.250    12/15/07       292,088
    210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg................ 5.300    12/15/08       206,932
    320    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg................ 5.300    12/15/09       310,323
    240    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg................ 5.400    12/15/10       230,650
  1,650    Montgomery Cnty, PA Indl Dev Auth Retirement
           Cmnty Rev Adult Cmnty Total Svc Ser B....... 5.625    11/15/12     1,744,149

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           PENNSYLVANIA (CONTINUED)
$ 2,700    Pennsylvania Econ Dev Fin Auth Res Recovery
           Rev Colver Proj Ser D....................... 7.150%   12/01/18  $  2,800,278
  1,000    Pennsylvania St Tpk Commn Rev Ser T Rfdg
           (FGIC Insd)................................. 5.500    12/01/11     1,155,770
  1,000    Philadelphia, PA Auth Indl Dev Philadelphia
           Arpt Sys Proj Ser A (FGIC Insd)............. 5.125    07/01/19     1,042,960
  2,600    Philadelphia, PA Auth Indl Ser B (FSA
           Insd)....................................... 5.500    10/01/16     2,921,776
  3,200    Philadelphia, PA Gas Wks Rev 1998 Gen
           Ordinance 4th Ser (FSA Insd)................ 5.250    08/01/19     3,489,920
  4,305    Philadelphia, PA Redev Auth Rev Neighborhood
           Transformation Ser A (FGIC Insd)............ 5.250    04/15/11     4,862,239
  1,500    Philadelphia, PA Sch Dist Ser A (FSA
           Insd)....................................... 5.750    02/01/12     1,728,765
  5,205    Pittsburgh, PA Ser A (AMBAC Insd) (a)....... 5.500    09/01/17     5,836,627
                                                                           ------------
                                                                             34,206,197
                                                                           ------------
           RHODE ISLAND  1.3%
  2,195    Providence, RI Redev Agy Ctf Part Ser A
           (Prerefunded @ 09/01/04).................... 8.000    09/01/24     2,401,659
  2,420    Rhode Island St Cons Cap Dev Ln Ser A....... 5.000    08/01/12     2,475,176
  2,495    Rhode Island St Hlth & Ed Higher Ed Johnson
           & Wales Rfdg (XLCA Insd).................... 5.375    04/01/18     2,759,545
                                                                           ------------
                                                                              7,636,380
                                                                           ------------
           SOUTH CAROLINA  0.7%
  2,000    Rock Hill, SC Util Sys Rev Comb Ser A Impt &
           Rfdg (FSA Insd)............................. 5.375    01/01/18     2,219,460
    475    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg
           (FSA Insd).................................. 5.125    01/01/13       520,885
  1,500    South Carolina Jobs Econ SC Elec & Gas Co
           Proj A (AMBAC Insd)......................... 5.200    11/01/27     1,571,595
                                                                           ------------
                                                                              4,311,940
                                                                           ------------
           SOUTH DAKOTA  1.0%
  5,890    South Dakota Hsg Dev Auth Homeownership Mtg
           Ser F (a)................................... 5.800    05/01/28     6,097,210
                                                                           ------------

           TENNESSEE  2.7%
  4,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn St Hlth Ser A Rfdg (MBIA
           Insd)....................................... 7.500    07/01/25     5,079,400
  2,500    Memphis, TN (Prerefunded @ 10/01/06)........ 5.250    10/01/14     2,814,050
  2,905    Memphis, TN Gen Impt (g).................... 5.000    05/01/20     3,073,258

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           TENNESSEE (CONTINUED)
$ 1,000    Metropolitan Nashville Arpt Auth TN Impt Ser
           A Rfdg (FGIC Insd).......................... 6.600%   07/01/14  $  1,218,610
  2,100    Tennessee Hsg Dev Agy Home Ownership Pgm
           2-A......................................... 5.700    07/01/31     2,199,351
  1,720    Wilson Cnty, TN Sch Rfdg (FGIC Insd)........ 5.000    04/01/17     1,888,078
                                                                           ------------
                                                                             16,272,747
                                                                           ------------
           TEXAS  9.5%
  1,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp...... 5.375    01/01/32       991,970
  1,250    Brazos River Auth TX Pollutn Ctl Rev Adj TX
           Elec Co Proj Ser C Rfdg..................... 5.750    05/01/36     1,230,563
  1,350    Cameron Cnty, TX Ctfs Oblig (AMBAC Insd).... 5.750    02/15/14     1,543,523
  2,500    Coastal Bend Hlth Fac Dev, TX Ser C (Inverse
           Fltg) (Escrowed to Maturity) (AMBAC Insd)
           (h)......................................... 8.138    11/15/13     3,472,700
  2,420    Dallas Cnty, TX Cmnty College Dist Rev Fing
           Sys (AMBAC Insd)............................ 5.375    02/15/16     2,674,342
  1,600    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev Delta Airl Inc..................... 7.625    11/01/21       834,272
  2,000    Fort Worth, TX Wtr & Swr Rev Impt Rfdg...... 5.500    02/15/05     2,145,100
  1,745    Harris Cnty, TX Perm Impt & Rfdg............ 5.000    10/01/11     1,914,928
  2,500    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd)....................................... 5.000    07/01/32     2,533,800
  3,345    Houston, TX Hotel Occupancy Tax Convtn &
           Entertnmnt Ser B (AMBAC Insd)............... 5.750    09/01/14     3,825,610
  3,000    Houston, TX Indpt Sch Dist Maintenance Tax
           Nt (FSA Insd)............................... 5.000    07/15/20     3,138,480
  6,790    Houston, TX Indpt Sch Dist Pub Fac Corp
           Lease Rev Cap Apprec West Side Ser B (AMBAC
           Insd).......................................   *      09/15/14     4,166,412
  1,500    Houston, TX Pub Impt Rfdg (FSA Insd)........ 5.750    03/01/15     1,715,580
  2,500    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser B
           Rfdg (FGIC Insd)............................ 6.250    12/01/05     2,798,575
  1,000    Mesquite, TX Hlth Fac Dev Christian Care
           Retirement Fac Ser A........................ 7.625    02/15/28     1,046,100
  1,400    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj......................... 7.250    01/01/31     1,265,936
  1,000    North Central, TX Hlth Fac Dev Hosp Baylor
           Hlth Care Sys Proj A........................ 5.125    05/15/29     1,006,520
  4,000    North Central, TX Hlth Fac Dev Hosp
           Childrens Med Ctr Dallas (AMBAC Insd)....... 5.250    08/15/32     4,126,480
  4,258    Region One Ed Svc Cent Sub Tech Fac Proj.... 6.590    12/15/17     4,480,976

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           TEXAS (CONTINUED)
$ 4,000    San Antonio, TX Elec & Gas Rev Sys Rfdg..... 5.375%   02/01/18  $  4,376,280
  1,303    Texas Gen Svc Comm Part Int................. 7.250    08/01/11     1,321,496
     45    Texas Muni Pwr Agy Rev (Escrowed to
           Maturity) (MBIA Insd).......................   *      09/01/15        26,464
  3,955    Texas Muni Pwr Agy Rev (Unrefunded Balance)
           (MBIA Insd).................................   *      09/01/15     2,289,708
  4,000    Texas St Univ Sys Fin Rev Rfdg (FSA Insd)... 5.000    03/15/19     4,221,200
                                                                           ------------
                                                                             57,147,015
                                                                           ------------
           UTAH  0.9%
  3,545    Bountiful, UT Hosp Rev South Davis Cmnty
           Hosp Proj (Prerefunded @ 06/15/04) (b)...... 9.500    12/15/18     3,978,589
  1,000    Utah St Ser B Rfdg (a)...................... 5.250    07/01/08     1,134,360
                                                                           ------------
                                                                              5,112,949
                                                                           ------------
           VIRGINIA  2.5%
  1,320    Fairfax Cnty, VA Ctf Part................... 5.300    04/15/23     1,378,106
  1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease
           Rev Henrico Cnty Regl Jail Proj (Prerefunded
           @ 08/01/05)................................. 6.500    08/01/10     1,697,655
  1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease
           Rev Henrico Cnty Regl Jail Proj (Prerefunded
           @ 08/01/05)................................. 7.125    08/01/21     1,718,370
  1,630    Richmond, VA (FSA Insd)..................... 5.125    01/15/08     1,826,578
  1,340    Richmond, VA (FSA Insd)..................... 5.500    01/15/10     1,536,256
  2,155    Virginia Comwlth Trans Brd North VA Trans
           Dist Pg Ser A............................... 5.375    05/15/14     2,421,272
  1,875    Virginia St Hsg Dev Auth Comwlth Mtg SubSer
           A-3......................................... 5.650    07/01/07     2,035,331
  1,960    Virginia St Hsg Dev Auth Comwlth Mtg SubSer
           A-3......................................... 5.700    07/01/08     2,132,225
                                                                           ------------
                                                                             14,745,793
                                                                           ------------
           WASHINGTON  7.3%
  5,000    Bellevue, WA Convention Cent Auth Spl Oblig
           Rev Rfdg (MBIA Insd)........................   *      02/01/24     1,705,700
  3,230    Clark Cnty, WA Pub Util Dist No. 001 Gen Sys
           Rev Rfdg (FSA Insd)......................... 5.500    01/01/07     3,611,560
  3,000    Clark Cnty, WA Pub Util Dist No. 001 Gen Sys
           Rev Rfdg (FSA Insd)......................... 5.625    01/01/12     3,402,450
  5,000    Cowlitz Cnty, WA Spl Swr Rev Csob Wastewtr
           Treatment Rfdg (FGIC Insd).................. 5.500    11/01/19     5,758,500

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                  COUPON   MATURITY     VALUE
           WASHINGTON (CONTINUED)
$ 5,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (XLCA Insd)............................ 5.500%   07/01/17  $  5,583,650
  3,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (FSA Insd)............................. 5.500    07/01/18     3,304,920
  5,000    King Cnty, WA Ser B Rfdg (MBIA Insd)........ 5.250    01/01/34     5,223,100
  1,000    Port Seattle, WA Rev Ser B (MBIA Insd)...... 5.625    02/01/24     1,053,390
  1,345    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA
           Insd)....................................... 5.750    01/01/15     1,529,521
     30    Washington St Pub Pwr Supply Ser B
           (Prerefunded @ 07/01/03) (MBIA Insd)........ 5.600    07/01/15        30,828
 10,465    Washington St Pub Pwr Supply Ser B
           (Unrefunded Balance) (MBIA Insd) (a)........ 5.600    07/01/15    10,753,625
  1,750    Washington St Pub Pwr Supply Sys Nuclear
           Proj No 1 Rev (MBIA Insd)................... 5.750    07/01/12     1,966,020
                                                                           ------------
                                                                             43,923,264
                                                                           ------------
           WEST VIRGINIA  1.1%
  6,550    Harrison Cnty, WV Cnty Cmnty Solid Waste
           Disp Rev Potomac Edison Co Ser A (MBIA Insd)
           (a)......................................... 6.875    04/15/22     6,641,045
                                                                           ------------

           WISCONSIN  2.2%
    430    Wisconsin Hsg & Econ Dev Auth Home Ownership
           Rev Ser F................................... 5.250    07/01/29       438,445
  5,000    Wisconsin St Hlth & Ed Fac Auth Mercy Hlth
           Sys Corp (AMBAC Insd) (a)................... 5.500    08/15/25     5,262,950
  7,280    Wisconsin St Hlth & Ed Fac Auth Rev
           Children's Hosp (FGIC Insd) (a) (d)......... 5.000    08/15/10     7,453,628
                                                                           ------------
                                                                             13,155,023
                                                                           ------------
           GUAM  0.9%
  5,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)........ 5.250    10/01/34     5,252,150
                                                                           ------------

           PUERTO RICO  0.4%
  2,000    Puerto Rico Muni Fin Agy Ser A (FSA Insd)... 5.250    08/01/20     2,173,080
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  148.2%
  (Cost $830,793,293)....................................................   888,859,387
SHORT-TERM INVESTMENT  0.0%
  (Cost $200,000)........................................................       200,000
                                                                           ------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                                   VALUE
TOTAL INVESTMENTS  $148.2%
  (Cost $830,993,293)....................................................  $889,059,387
OTHER ASSETS IN EXCESS OF LIABILITIES 1.8%...............................    11,007,886
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (50.0%)..............  (300,072,175)
                                                                           ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...........................  $599,995,098
                                                                           ============

 * Zero coupon bond

(a) Assets segregated as collateral for when-issued or delayed delivery purchase commitments and open futures transactions.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) Security converts to a fixed coupon rate at a predetermined date.

(e) Non-income producing security.

(f) Issuer has filed for protection in federal bankruptcy court.

(g) Securities purchased on a when-issued or delayed delivery basis.

(h) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
Asset Gty--Asset Guaranty Insurance Co.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.
XLCA--XL Capital Assurance Inc.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $830,993,293).......................  $889,059,387
Cash........................................................       118,485
Receivables:
  Interest..................................................    12,393,799
  Investments Sold..........................................     8,645,496
Other.......................................................         1,667
                                                              ------------
    Total Assets............................................   910,218,834
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     9,027,539
  Investment Advisory Fee...................................       440,604
  Variation Margin on Futures...............................       243,906
  Affiliates................................................        44,868
  Administrative Fee........................................        36,717
Trustees' Deferred Compensation and Retirement Plans........       229,851
Accrued Expenses............................................       128,076
                                                              ------------
    Total Liabilities.......................................    10,151,561
Preferred Shares (including accrued distributions)..........   300,072,175
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $599,995,098
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($599,995,098 divided by
  36,365,393 shares outstanding)............................  $      16.50
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 36,365,393 shares issued and
  outstanding)..............................................  $    363,654
Paid in Surplus.............................................   538,413,497
Net Unrealized Appreciation.................................    57,862,659
Accumulated Undistributed Net Investment Income.............     3,985,102
Accumulated Net Realized Loss...............................      (629,814)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $599,995,098
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 12,000 issued with liquidation preference of
  $25,000 per share)........................................  $300,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $899,995,098
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $22,291,019
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,646,253
Preferred Share Maintenance.................................      396,384
Administrative Fee..........................................      220,521
Legal.......................................................       68,389
Trustees' Fees and Related Expenses.........................       47,819
Custody.....................................................       27,204
Other.......................................................      186,138
                                                              -----------
    Total Expenses..........................................    3,592,708
    Less Credits Earned on Cash Balances....................          457
                                                              -----------
    Net Expenses............................................    3,592,251
                                                              -----------
NET INVESTMENT INCOME.......................................  $18,698,768
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
    Investments.............................................  $ 2,049,904
    Futures.................................................     (834,388)
                                                              -----------
Net Realized Gain...........................................    1,215,516
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   45,190,571
  End of the Period:
    Investments.............................................   58,066,094
    Futures.................................................     (203,435)
                                                              -----------
                                                               57,862,659
                                                              -----------
Net Unrealized Appreciation During the Period...............   12,672,088
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $13,887,604
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,737,473)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $30,848,899
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $ 18,698,768        $ 38,628,846
Net Realized Gain..................................      1,215,516           6,482,908
Net Unrealized Appreciation/Depreciation During the
  Period...........................................     12,672,088          (5,984,542)

Distributions to Preferred Shareholders:
  Net Investment Income............................     (1,737,473)         (4,166,801)
                                                      ------------        ------------
Change in Net Assets Applicable to Common Shares
  from Operations..................................     30,848,899          34,960,411

Distributions to Common Shareholders:
  Net Investment Income............................    (17,018,069)        (33,199,705)
                                                      ------------        ------------
NET CHANGE IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM INVESTMENT ACTIVITIES................     13,830,830           1,760,706

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period............................    586,164,268         584,403,562
                                                      ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $3,985,102
  and $4,041,876, respectively)....................   $599,995,098        $586,164,268
                                                      ============        ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS
                                                   ENDED         YEAR ENDED OCTOBER 31,
                                                 APRIL 30,    ----------------------------
                                                    2003      2002 (a)    2001      2000
                                                 -----------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........  $ 16.12     $ 16.07    $ 14.91   $ 14.60
                                                  -------     -------    -------   -------
  Net Investment Income.........................      .52        1.06       1.13      1.17
  Net Realized and Unrealized Gain/Loss.........      .38         .01       1.12       .42
Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income.......................     (.05)       (.11)      (.27)     (.34)
    Net Realized Gain...........................      -0-         -0-        -0-       -0-
                                                  -------     -------    -------   -------
Total from Investment Operations................      .85         .96       1.98      1.25
Distributions Paid to Common Shareholders:
    Net Investment Income.......................     (.47)       (.91)      (.82)     (.94)
    Net Realized Gain...........................      -0-         -0-        -0-       -0-
                                                  -------     -------    -------   -------
NET ASSET VALUE, END OF THE PERIOD..............  $ 16.50     $ 16.12    $ 16.07   $ 14.91
                                                  =======     =======    =======   =======

Common Share Market Price at End of the
  Period........................................  $ 15.05     $ 14.30    $ 13.79   $12.625
Total Return (b)................................    8.67%*     10.49%     15.97%     2.80%
Net Assets Applicable to Common Shares at End of
  the Period (In millions)......................  $ 600.0     $ 586.2    $ 584.4   $ 542.1
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c)...............    1.23%       1.35%      1.55%     1.67%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (c)........    6.40%       6.70%      7.26%     8.07%
Portfolio Turnover..............................      13%*        38%        28%       39%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
  Including Preferred Shares (c)................     .81%        .89%      1.01%     1.07%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (d)........    5.80%       5.98%      5.51%     5.71%
SENIOR SECURITIES:
Total Preferred Shares Outstanding..............   12,000      12,000     12,000    12,000
Asset Coverage Per Preferred Share (e)..........  $75,006     $73,861    $73,700   $70,177
Involuntary Liquidating Preference Per Preferred
  Share.........................................  $25,000     $25,000    $25,000   $25,000
Average Market Value Per Preferred Share........  $25,000     $25,000    $25,000   $25,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares from 6.69% to 6.73%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

                                               See Notes to Financial Statements

               TWO MONTHS
                  ENDED                           YEAR ENDED AUGUST 31,
------------   OCTOBER 31,   ---------------------------------------------------------------
      1999        1998         1998       1997       1996       1995       1994       1993
--------------------------------------------------------------------------------------------
    $  17.39    $  17.32     $  16.60   $  15.84   $  15.73   $  15.56   $  17.04   $  16.33
    --------    --------     --------   --------   --------   --------   --------   --------
        1.20         .21         1.26       1.28       1.30       1.31       1.34       1.41
       (2.30)        .08          .72        .73        .10        .26      (1.42)       .78
        (.24)       (.02)        (.30)      (.29)      (.30)      (.32)      (.28)      (.24)
        (.06)       (.04)         -0-        -0-        -0-        -0-        -0-       (.03)
    --------    --------     --------   --------   --------   --------   --------   --------
       (1.40)        .23         1.68       1.72       1.10       1.25       (.36)      1.92
        (.96)       (.16)        (.96)      (.96)      (.99)     (1.08)     (1.12)     (1.10)
        (.43)        -0-          -0-        -0-        -0-        -0-        -0-       (.11)
    --------    --------     --------   --------   --------   --------   --------   --------
    $  14.60    $  17.39     $  17.32   $  16.60   $  15.84   $  15.73   $  15.56   $  17.04
    ========    ========     ========   ========   ========   ========   ========   ========

    $13.1875    $16.8125     $16.1875   $  15.75   $  14.50   $  14.25   $  15.00   $  16.75
     -14.47%       4.84%*       9.06%     15.87%      8.98%      2.39%     -3.94%     11.90%
    $  530.9    $  630.6     $  628.2   $  601.9   $  574.6   $  570.7   $  564.4   $  617.9
       1.60%       1.57%        1.57%      1.61%      1.61%      1.65%      1.64%      1.59%
       7.43%       7.20%        7.42%      7.86%      8.08%      8.58%      8.23%      8.58%
         80%          6%*         94%        54%        36%        49%        47%        48%
       1.06%       1.07%        1.06%      1.07%      1.06%      1.07%      1.09%      1.06%
       5.95%       6.48%        5.66%      6.04%      6.20%      6.48%      6.52%      7.08%
      12,000       6,000        6,000      6,000      6,000      6,000      6,000      6,000
    $ 69,241    $155,104     $154,696   $150,322   $145,764   $145,113   $144,074   $152,980
    $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
    $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, the Trust had $9,027,539 of when-issued and delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $1,636,866, which will expire on October 31, 2008.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $830,233,443
                                                                ============
Gross tax unrealized appreciation...........................    $ 64,303,886
Gross tax unrealized depreciation...........................      (5,477,942)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 58,825,944
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid for the year ended October 31, 2002, was as follows:

                                                                 2002
Distributions paid from:
  Ordinary income...........................................    $75,802

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $155,800

F. EXPENSE REDUCTION During the six months ended April 30, 2003, the Trust's custody fee was reduced by $457 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $25,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $40,800 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $130,277,501 and $115,889,483, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded.

    Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2002.............................      1,063
Futures Opened..............................................      1,056
Futures Closed..............................................     (1,624)
                                                                 ------
Outstanding at April 30, 2003...............................        495
                                                                 ======

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    The futures contracts outstanding as of April 30, 2003, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                           UNREALIZED
                                                              CONTRACTS   DEPRECIATION
Short Contracts:
  U.S. Treasury Notes 10-Year Futures June 2003 (Current
    Notional Value of $115,125 per contract)................      95       $ (27,863)
  U.S. Treasury Notes 5-Year Futures June 2003 (Current
    Notional Value of $113,750 per contract)................     400        (175,572)
                                                                ----       ---------
                                                                 495       $(203,435)
                                                                ====       =========

5. PREFERRED SHARES

The Trust has outstanding 12,000 Auction Preferred Shares ("APS") in four series of 3,000 shares each. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend periods for Series A and C are generally seven days. The dividend periods for Series B and D are 28 days. The average rate in effect on April 30, 2003 was 1.140%. During the six months ended April 30, 2003, the rates ranged from 0.710% to 1.750%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a prorata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

       Van Kampen Funds Inc.
        Attn: Closed-End Funds
         2800 Post Oak Blvd.
          Houston, TX 77056

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VKQ SAR 6/03                                                   Member NASD/SIPC.
                                                                11179F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Trust
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003